Income Tax (Expense)/Benefit (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax (Expense)/Benefit
Total current tax	$ 1,034	$ 2,782
Deferred income tax expense/(benefit)	1,696	(6,997)
Income tax expense/(benefit)	2,730	(4,215)
Reconciliation of reported income tax expense to the theoretical tax amount
Income/(loss) before income taxes and equity in earnings of equity investees	137,088	(200,636)
Tax calculated at the statutory tax rate of the Company	22,620	(33,105)
Different tax rates applicable in different jurisdictions	(1,423)	1,771
Tax valuation allowance	(2,898)	41,374
Preferential tax rate difference	(39)	(67)
Preferential tax deduction and credits	(17,735)	(18,169)
Expenses not deductible for tax purposes	2,829	3,070
Utilization of previously unrecognized tax losses	(39)	(1)
Withholding tax on undistributed earnings of PRC entities	1,755	1,681
Income not subject to tax	(2,478)	(611)
Others	138	(158)
Income tax expense/(benefit)	2,730	(4,215)
HK
Income Tax (Expense)/Benefit
Total current tax	6	80
PRC
Income Tax (Expense)/Benefit
Total current tax	976	1,008
U.S. and others
Income Tax (Expense)/Benefit
Total current tax	$ 52	$ 1,694